                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      MAY 31
                          ------------------------------------------------------

Date of reporting period:     FEBRUARY 28, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
FEBRUARY 28, 2005
[american century investments logo and text logo]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                               VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 101.0%
ALABAMA - 3.4%
            $2,900  Anniston Industrial Development
                    Board Rev., (Hunjan Moulded
                    Products Ltd.), VRDN, 2.08%,
                    3/3/05 (LOC: AmSouth Bank)                          $  2,900
             4,105  Brundidge Combined Utilities
                    Rev., Series 2002 A, VRDN,
                    1.96%, 3/3/05 (LOC: SouthTrust
                    Bank N.A.)                                             4,105
             2,155  Tuscaloosa Health Care Auth.
                    Rev., (Pine Valley), VRDN, 1.98%,
                    3/3/05 (LOC: AmSouth Bank)                             2,155
                                                                 ---------------
                                                                           9,160
                                                                 ---------------
ARIZONA - 3.8%
             6,750  Maricopa County Industrial
                    Development Auth. Rev.,
                    (Michael Pylman Dairies),
                    VRDN, 2.11%, 3/3/05
                    (LOC: Wells Fargo Bank N.A)                            6,750
             3,325  Pinal County Industrial
                    Development Auth. Solid Waste
                    Disposal Rev., (S & T Dairy LLC),
                    VRDN, 2.11%, 3/3/05 (LOC:
                    Wells Fargo Bank N.A.)                                 3,325
                                                                 ---------------
                                                                          10,075
                                                                 ---------------
CALIFORNIA - 6.2%
             1,527  Alameda County Industrial
                    Development Auth. Rev.,
                    (Design Workshops), VRDN,
                    2.06%, 3/3/05 (LOC: Wells
                    Fargo Bank N.A.)                                       1,527
            12,000  San Bernardino County Housing
                    Auth. Rev., Series 2002 C,
                    2.58%, 9/1/05                                         12,000
             3,000  San Bernardino County
                    Multifamily Housing Auth. Rev.,
                    Series 1990 A, (Highland Hills),
                    1.625%, 5/1/05 (Acquired
                    4/23/04, Cost $3,008)(1)                               3,001
                                                                 ---------------
                                                                          16,528
                                                                 ---------------
COLORADO - 4.1%
             3,235  Arvada Water Enterprise Rev.,
                    VRDN, 2.00%, 3/1/05 (FSA)
                    (SBBPA: Dexia Credit Local)                            3,235
             2,000  Colorado Health Facilities Auth.
                    Rev., (Boulder Coumunity
                    Hospital), VRDN, 2.00%, 3/2/05
                    (LOC: Bank One Colorado N.A.)                          2,000
             5,800  Colorado Housing & Finance
                    Auth. Rev., (Kroger Co.), VRDN,
                    1.96%, 3/3/05 (LOC: U.S.
                    Bank Trust N.A.)                                       5,800
                                                                 ---------------
                                                                          11,035
                                                                 ---------------
FLORIDA - 8.0%
             1,550  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 A, (Nova Southeastern),
                    2.00%, 4/1/05 (AMBAC)                                  1,551
             2,200  Collier County Industrial
                    Development Auth. Rev., Series
                    1999 C, (Community Health
                    Care), VRDN, 2.62%, 3/3/05
                    (LOC: Wachovia Bank N.A.)                              2,200
             3,700  Florida Housing Finance Agency
                    Multifamily Rev., (Woodlands),
                    VRDN, 1.97%, 3/2/05 (LOC:
                    Northern Trust Company)                                3,700
             4,955  Florida Housing Finance Agency
                    Rev., VRDN, 1.99%, 3/3/05
                    (SBBPA: Merrill Lynch Capital
                    Services) (Acquired 2/6/04-
                    4/19/04, Cost $4,955)(1)                               4,955

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                               VALUE
--------------------------------------------------------------------------------
             5,000  Jacksonville Health Rev., Series
                    2004 A, 1.93%, 7/27/05 (LOC:
                    Bank of America N.A.) (Acquired
                    11/4/04, Cost $5,000)(1)                               5,000
             1,650  Orange County Housing Finance
                    Auth. Multifamily Guaranteed
                    Mortgage Rev., Series 1989 A,
                    (Sundown Association II), VRDN,
                    1.97%, 3/2/05 (LOC: Northern
                    Trust Company)                                         1,650
             1,500  Pinellas County Health Facilities
                    Auth. Rev., (Hospital Facilities-
                    Bayfront), VRDN, 1.83%, 3/1/05
                    (LOC: SunTrust Bank)                                   1,500
               900  Seminole County Industrial
                    Development Auth. Rev., VRDN,
                    2.06%, 3/3/05 (LOC: Bank of
                    America N.A.)                                            900
                                                                 ---------------
                                                                          21,456
                                                                 ---------------
GEORGIA - 0.3%
               765  Fulton County Development
                    Auth. Rev., (Darby Printing Co.),
                    VRDN, 2.28%, 3/2/05 (LOC:
                    Wachovia Bank N.A.)                                      765
                                                                 ---------------
IDAHO - 3.0%
             5,000  Idaho Tax Anticipation Notes GO,
                    3.00%, 6/30/05                                         5,023
             3,000  Lincoln County Industrial
                    Development Corp. Rev.,
                    (Double A Dairy), VRDN,
                    2.11%, 3/3/05 (LOC: Bank
                    of America N.A.)                                       3,000
                                                                 ---------------
                                                                           8,023
                                                                 ---------------
INDIANA - 10.7%
             1,545  Elkhart County Rev., (Corrections
                    Complex), 2.00%, 6/1/05 (MBIA)                         1,546
             2,800  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 2.11%,
                    3/3/05 (LOC: Bank of the West)                         2,800
             6,500  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN, 2.11%,
                    3/3/05 (LOC: Bank of New York)                         6,500
             1,610  Morgan County Rev., Series
                    2002 A, (Morgan Hospital &
                    Medical Center), VRDN, 1.99%,
                    3/3/05 (LOC: Fifth Third Bank)                         1,610
            12,075  Morgan County Rev., Series
                    2002 B, (Morgan Hospital &
                    Medical Center), VRDN, 1.99%,
                    3/3/05 (LOC: Fifth Third Bank)                        12,075
             4,000  Vincennes Economic
                    Development Rev., (Grandview
                    Care Inc.), VRDN, 2.07%,
                    3/3/05 (LOC: Bank One N.A.)                            4,000
                                                                 ---------------
                                                                          28,531
                                                                 ---------------
KENTUCKY - 0.7%
             1,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 1.96%,
                    3/3/05 (LOC: U.S. Bank N.A.)                           1,000
             1,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 1.96%,
                    3/3/05 (LOC: U.S. Bank N.A.)                           1,000
                                                                 ---------------
                                                                           2,000
                                                                 ---------------
LOUISIANA - 1.0%
             2,800  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 1.97%, 3/2/05 (LOC:
                    SunTrust Bank)                                         2,800
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                               VALUE
--------------------------------------------------------------------------------
MARYLAND - 0.4%
             1,000  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American
                    Societies), VRDN, 1.97%, 3/2/05
                    (LOC: SunTrust Bank)                                   1,000
                                                                 ---------------
MICHIGAN - 1.1%
             3,000  Michigan Municipal Bond Auth.
                    GO, (Local Government Loan
                    Program-State Qualified), 3.00%,
                    5/1/05 (AMBAC)                                         3,008
                                                                 ---------------
MINNESOTA - 2.7%
             7,140  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.),
                    VRDN, 2.00%, 3/2/05 (LOC:
                    U.S. Bank N.A.)                                        7,140
                                                                 ---------------
MISSISSIPPI - 1.0%
             2,570  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    1.98%, 3/3/05 (LOC: Wells
                    Fargo Bank N.A.)                                       2,570
                                                                 ---------------
MISSOURI - 7.7%
             2,610  Kansas City Industrial
                    Development Auth. Rev., (Plaza
                    Manor Nursing), VRDN, 2.01%,
                    3/3/05 (LOC: Comerica Bank)                            2,610
             7,355  Kansas City Tax Allocation Rev.,
                    Series 2003 A, (Chouteau I-35),
                    VRDN, 2.06%, 3/3/05 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                           7,355
             9,550  Missouri State Health &
                    Educational Facilities Auth. COP,
                    (Pembroke Hill School), VRDN,
                    2.02%, 3/3/05 (LOC: Commerce
                    Bank N.A.)                                             9,550
             1,000  Platte County COP, 4.00%, 3/1/05                       1,000
                                                                 ---------------
                                                                          20,515
                                                                 ---------------
MULTI-STATE - 7.1%
            11,197  Koch Floating Rate Trust Rev.,
                    Series 2000-1, VRDN, 2.06%,
                    3/3/05 (AMBAC) (SBBPA: State
                    Street Bank & Trust Co.)
                    (Acquired 5/2/00-7/7/00,
                    Cost $11,197)(1)                                      11,197
             7,701  Koch Floating Rate Trust Various
                    States Rev., Series 2001-1, VRDN,
                    2.06%, 3/3/05 (AMBAC) (SBBPA:
                    State Street Bank & Trust Co.)
                    (Acquired 11/4/02-7/2/04,
                    Cost $7,701)(1)                                        7,701
                                                                 ---------------
                                                                          18,898
                                                                 ---------------
NEVADA - 2.4%
             3,600  Clark County Economic
                    Development Rev., (Lutheran
                    Secondary School Association),
                    VRDN, 2.07%, 3/3/05 (LOC:
                    Allied Irish Bank plc)                                 3,600
             2,895  Clark County School District GO,
                    4.00%, 6/15/05 (FSA)                                   2,915
                                                                 ---------------
                                                                           6,515
                                                                 ---------------
NEW JERSEY - 0.5%
             1,400  New Jersey Economic
                    Development Auth. Rev.,
                    (Erasteel Inc.), VRDN, 2.06%,
                    3/3/05 (LOC: Svenska
                    Handelsbanken AB)                                      1,400
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                               VALUE
--------------------------------------------------------------------------------
NEW MEXICO - 0.6%
             1,500  New Mexico Finance Auth.
                    Rev., Series 2004 A, (University
                    of New Mexico Health), 2.00%,
                    4/1/05 (MBIA)                                          1,501
                                                                 ---------------
NEW YORK - 3.2%
             3,600  Erie County GO, (Revenue
                    Anticipation Notes), 3.00%,
                    7/13/05 (LOC: Citibank, N.A.)                          3,619
             5,000  Metropolitan Transportation
                    Auth. Rev., Series 2004-1B,
                    1.83%, 3/10/05 (LOC: ABN Amro
                    Bank N.V.) (Acquired 11/2/04,
                    Cost $5,000)(1)                                        5,000
                                                                 ---------------
                                                                           8,619
                                                                 ---------------
NORTH CAROLINA - 3.0%
             6,000  North Carolina COP, Series
                    2004 B, (Repair & Renovation),
                    2.00%, 6/1/05                                          6,008
             1,900  North Carolina Medical Care
                    Commission Retirement Facilities
                    First Mortgage Rev., Series
                    2001 C, (Village at Brookwood),
                    VRDN, 1.95%, 3/2/05 (LOC:
                    Branch Banking & Trust)                                1,900
                                                                 ---------------
                                                                           7,908
                                                                 ---------------
OREGON - 4.9%
            13,100  Port of Portland Public Grain
                    Elevator Rev., (Columbia Grain
                    Inc.), VRDN, 2.13%, 3/3/05
                    (LOC: Wachovia Bank, N.A.)                            13,100
                                                                 ---------------
PENNSYLVANIA - 1.1%
             2,955  Delaware County Industrial
                    Development Auth. Rev., (Exelon),
                    VRDN, 1.80%, 3/1/05 (LOC:
                    Wachovia Bank N.A.)                                    2,955
                                                                 ---------------
SOUTH DAKOTA - 1.1%
             3,000  South Dakota Value Added
                    Finance Auth. Rev., (Rex Nederend
                    Family Trust), VRDN, 2.11%,
                    3/3/05 (LOC: KeyBank N.A.)                             3,000
                                                                 ---------------
TENNESSEE - 7.1%
             7,880  Bradley County Industrial
                    Development Board Rev., (Kroger
                    Co.), VRDN, 1.96%, 3/3/05
                    (LOC: U.S. Bank N.A.)                                  7,880
               700  Cookeville Industrial Development
                    Board Rev., Series 2001 A,
                    (Advocacy & Resources Project),
                    VRDN, 1.98%, 3/3/05
                    (LOC: AmSouth Bank)                                      700
             2,300  Knox County Industrial
                    Development Board Rev., (Kroger
                    Co.), VRDN, 1.96%, 3/3/05
                    (LOC: U.S. Bank Trust N.A.)                            2,300
             8,200  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    (Kings Daughter & Sons), VRDN,
                    1.98%, 3/3/05 (LOC: AmSouth
                    Bank)                                                  8,200
                                                                 ---------------
                                                                          19,080
                                                                 ---------------
TEXAS - 13.3%
            10,000  Crawford Education Facilities
                    Corp. Rev., (University Package
                    System A), VRDN, 1.96%, 3/3/05
                    (LOC: BNP Paribas)                                    10,000
             5,500  Gulf Coast Industrial Development
                    Auth. Rev., (Petrounited Term
                    Inc.), VRDN, 1.97%, 3/3/05
                    (LOC: Bank One Texas N.A.)                             5,500
             4,000  Hale County Industrial
                    Development Corp. Rev.,
                    (White River

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                               VALUE
--------------------------------------------------------------------------------
                    Ranch), VRDN, 2.11%, 3/3/05
                    (LOC: Wells Fargo Bank N.A)                            4,000
             3,920  San Antonio Education Facilities
                    Corp. Rev., Series 2004 A,
                    (Phase 1 Dormitory), VRDN,
                    2.03%, 3/3/05 (LOC: Allied Irish
                    Bank plc)                                              3,920
            12,000  Texas Tax and Rev. Anticipation
                    Notes, 3.00%, 8/31/05                                 12,083
                                                                 ---------------
                                                                          35,503
                                                                 ---------------
VERMONT - 0.9%
             2,375  Vermont Educational & Health
                    Buildings Financing Agency Rev.,
                    Series 2004 B, (Landmark
                    College), VRDN, 1.97%, 3/3/05
                    (RADIAN) (LOC: SunTrust Bank)                          2,375
                                                                 ---------------
VIRGINIA - 1.3%
             3,600  Suffolk Industrial Development
                    Auth. Rev., (Lake Prince Center),
                    VRDN, 2.00%, 3/1/05 (LOC:
                    Branch Banking & Trust)                                3,600
                                                                 ---------------
WASHINGTON - 0.4%
               965  Pierce County Economic
                    Development Corporate Rev.,
                    (K & M Holdings II), VRDN,
                    2.16%, 3/2/05 (LOC: Wells Fargo
                    Bank, N.A.) (Acquired 11/17/97,
                    Cost $965)(1)                                            965
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 101.0%                                     270,025
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - (1.0)%                                    (2,784)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                               $267,241
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at February 28, 2005, was
    $37,819 (Amount in Thousands), which represented 14.2% of net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                            ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of February 28, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                     $ 270,025
                                                   ==========

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.0%
ALABAMA - 3.6%
            $1,000  Alabama Board of Education Rev.,
                    (Calhoun Community College),
                    4.00%, 5/1/19 (AMBAC)                               $    983
             1,410  Alabama Board of Education Rev.,
                    (Calhoun Community College),
                    5.00%, 5/1/20 (AMBAC)                                  1,516
             1,635  Alabama Board of Education Rev.,
                    (Jefferson State Community
                    College), 5.00%, 10/1/23 (AMBAC)                       1,739
               865  Alabama Water Pollution Control
                    Auth. GO, 5.75%,
                    8/15/18 (AMBAC)                                          966
             9,500  Birmingham Baptist Medical
                    Centers Special Care Facilities
                    Financing Auth. Rev., Series
                    2000 C, (Baptist Health System),
                    4.35%, 11/15/16                                        9,500
               190  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100% of
                    Par (AMBAC)(1)                                           206
               810  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/13, Prerefunded at 100% of
                    Par (AMBAC)(1)                                           870
             1,075  Fairfield GO, (Refunding Warrants),
                    5.25%, 2/1/23 (AMBAC)                                  1,165
             1,875  Helena Utilities Board Water &
                    Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,131
             1,435  Helena Utilities Board Water &
                    Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,631
             1,250  Huntsville Health Care Auth. Rev.,
                    Series 2002 A, 3.80%, 6/1/06
                    (MBIA)                                                 1,268
                                                                 ---------------
                                                                          21,975
                                                                 ---------------
ALASKA - 0.2%
             1,000  Alaska Energy Auth. Power Rev.,
                    Series 2000-4, (Bradley Lake),
                    5.50%, 7/1/05 (FSA)                                    1,011
                                                                 ---------------
ARIZONA - 8.5%
             1,275  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Incorporated),
                    4.00%, 4/1/12                                          1,272
             1,175  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Incorporated),
                    4.50%, 4/1/16                                          1,181
             2,680  Arizona School Facilities Board
                    COP, Series 2004 B, 5.25%,
                    9/1/14 (FSA)                                           2,994
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/11                             1,057
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/12                             1,056
             2,925  Chandler Water & Sewer Rev.,
                    4.50%, 7/1/06 (FSA)                                    3,001
             2,130  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/12
                    (MBIA)                                                 2,269
             1,930  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub Lien), 4.25%, 4/1/11                         1,930
             3,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub Lien), 4.90%, 4/1/19                         2,994
             1,000  Glendale Water & Sewer Rev.,
                    5.00%, 7/1/06 (FGIC)                                   1,033
             4,000  Maricopa County Community
                    College District GO, Series 1997 B,
                    5.00%, 7/1/12, Prerefunded at
                    100% of Par(1)                                         4,171
             1,155  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,316

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             2,415  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/11                       2,599
             2,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/12                       2,153
             1,000  Maricopa County Unified School
                    District No. 11-Peoria GO,
                    (School Improvement), 4.25%,
                    7/1/18 (AMBAC)(2)                                      1,019
             1,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20 (MBIA)                    1,122
             4,490  Mohave County Industrial
                    Development Auth. COP, Series
                    2004 A, (Mohave Prison), 5.00%,
                    4/1/13 (XLCA)                                          4,868
             1,655  Mohave County Industrial
                    Development Auth. GO, Series
                    2004 A, (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)                                          1,793
             1,200  Pima County Indian Oasis-
                    Baboquivari Unified School
                    District No. 40 GO, Series 2002 A,
                    4.60%, 7/1/13 (MBIA)                                   1,277
             2,600  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                           2,777
             3,970  Pinal County COP, 5.00%, 12/1/25                       4,069
             1,425  Pinal County COP, 5.00%, 12/1/26                       1,461
             2,040  Salt River Project Agricultural
                    Improvement & Power District Rev.,
                    Series 2002 A, 5.125%, 1/1/27                          2,151
             3,085  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24                              3,206
                                                                 ---------------
                                                                          52,769
                                                                 ---------------
ARKANSAS - 0.3%
             1,630  Fort Smith Sales and Use Tax Rev.,
                    Series 2001 A, 4.375%, 12/1/11                         1,720
                                                                 ---------------
CALIFORNIA - 9.1%
             5,000  California GO, 5.625%, 5/1/20                          5,541
             1,000  California Public Works Board
                    Lease COP, Series 1994 A, (Various
                    University of California Projects),
                    6.20%, 10/1/08                                         1,023
             3,890  California Public Works Board
                    Lease COP, Series 2004 E,
                    (Department of Corrections),
                    3.00%, 6/1/05                                          3,897
             1,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                          1,051
             1,075  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A, (Pooled
                    Financing Program), 5.00%,
                    10/1/12 (FSA)                                          1,185
             2,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A, (Pooled
                    Financing Program), 5.25%,
                    10/1/19 (FSA)                                          2,200
             1,615  Campbell COP, (Civic Center),
                    5.83%, 10/1/31 (AMBAC)(3)                                411
             1,615  Campbell COP, (Civic Center),
                    5.83%, 10/1/32 (AMBAC)(3)                                390
             2,000  Coachella Financing Auth. Tax
                    Allocation Rev., Series 2004 B,
                    (Redevelopment Project No. 4),
                    5.25%, 9/1/34 (XLCA)                                   2,126
             3,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%, 7/1/29
                    (AMBAC)                                                3,262
             5,000  Los Angeles Department of Water
                    & Power Rev., Series 2001 AA3,
                    (Power Systems), 5.25%, 7/1/24                         5,153
             2,200  Manteca Unified School District
                    GO, 5.25%, 8/1/23 (FSA)                                2,395
             3,500  Oakland Redevelopment Agency
                    Tax Allocation Rev., (Center
                    District Redevelopment), 5.00%,
                    9/1/22 (AMBAC)                                         3,728
             2,250  Perris Union High School District
                    GO, Series 2005 A, 5.18%,
                    9/1/27 (FGIC)(2)(3)                                      712
             1,000  Perris Union High School District
                    GO, Series 2005 A, 5.23%,

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
                    9/1/29 (FGIC)(2)(3)                                      282
             1,000  Perris Union High School District
                    GO, Series 2005 A, 5.27%,
                    3/1/30 (FGIC)(2)(3)                                      275
             3,915  Riverside County Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2004 A, (Housing), 5.00%,
                    10/1/37 (XLCA)                                         4,011
             2,145  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                                   2,388
             1,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,145
             2,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                                   2,268
             3,400  Santa Barbara Redevelopment
                    Agency Tax Allocation Rev., Series
                    1995 A, (Central City), 6.00%,
                    3/1/08 (AMBAC)                                         3,639
             5,030  Torrance COP, Series 2004 A,
                    (Refinancing & Public Improvement),
                    5.00%, 6/1/34 (AMBAC)                                  5,217
             2,000  University of California Rev.,
                    Series 2002 O, (Multiple Purpose
                    Projects), 4.50%, 9/1/15 (FGIC)                        2,103
             1,860  Westlands Water District COP,
                    Series 2005 A, 5.00%,
                    9/1/22 (MBIA)                                          1,977
                                                                 ---------------
                                                                          56,379
                                                                 ---------------
COLORADO - 2.5%
             1,100  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B, 5.75%,
                    12/1/17 (MBIA)                                         1,260
               325  Colorado Health Facilities Auth.
                    Rev., (Vail Valley Medical Center),
                    4.00%, 1/15/06                                           328
               500  Colorado Health Facilities Auth.
                    Rev., (Vail Valley Medical Center),
                    4.00%, 1/15/07                                           506
               685  Colorado Health Facilities Auth.
                    Rev., (Vail Valley Medical Center),
                    4.50%, 1/15/09                                           701
             1,500  Colorado Health Facilities Auth.
                    Rev., Series 2004 B, (Evangelical
                    Lutheran), 3.75%, 6/1/34                               1,494
               450  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par(1)                            521
                50  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/16                              58
             1,430  Denver West Metropolitan District
                    GO, 5.25%, 12/1/24                                     1,444
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, 5.50%,
                    12/15/14 (FGIC/State Aid
                    Withholding)                                           1,147
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/17,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         1,157
             1,100  Eagle Bend Metropolitan District
                    No. 2 GO, 5.25%, 12/1/23 (RADIAN)                      1,168
             5,000  University of Colorado Regents
                    COP, 6.00%, 12/1/22 (MBIA-IBC)                         5,652
                                                                 ---------------
                                                                          15,436
                                                                 ---------------
CONNECTICUT - 0.8%
             2,150  City of Bridgeport GO, Series
                    2004 A, 5.25%, 8/15/22 (MBIA)                          2,343
             2,215  New Haven Air Rights Package
                    Facility Rev., 5.00%,
                    12/1/10 (AMBAC)                                        2,421
                                                                 ---------------
                                                                           4,764
                                                                 ---------------

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.4%
             1,385  District of Columbia GO, Series
                    1999 B, 5.50%, 6/1/09 (FSA)                            1,518
             1,155  District of Columbia Rev., (Gonzaga
                    College High School), 5.20%,
                    7/1/12 (FSA)                                           1,256
                                                                 ---------------
                                                                           2,774
                                                                 ---------------
FLORIDA - 1.3%
             2,585  Greater Orlando Aviation Auth.
                    Rev., Series 2003 A, 5.00%,
                    10/1/13 (FSA)                                          2,832
             1,465  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    3.60%, 11/15/05                                        1,470
             1,500  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    4.00%, 11/15/06                                        1,516
             1,000  Orlando Utilities Commission
                    Water & Electric Rev., Series
                    1989 D, 6.75%, 10/1/17(1)                              1,244
             1,000  University Athletic Association Inc.
                    Rev., 3.00%, 10/1/31 (LOC:
                    SunTrust Bank)                                           991
                                                                 ---------------
                                                                           8,053
                                                                 ---------------
GEORGIA - 3.4%
               255  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100% of
                    Par (MBIA-IBC)(1)                                        286
               635  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                        729
               110  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                     1/1/12 (MBIA-IBC)(1)                                    129
             7,100  Georgia Municipal Electric Power
                    Auth. Rev., Series 1993 CC,
                    4.80%, 1/1/06 (MBIA)                                   7,239
             3,500  Gwinnett County Water & Sewer
                    Auth. Rev., 4.00%, 8/1/13(2)                           3,621
             3,430  Gwinnett County Water & Sewer
                    Auth. Rev., 4.00%, 8/1/14(2)                           3,528
             3,100  Gwinnett County Water & Sewer
                    Auth. Rev., 4.00%, 8/1/15(2)                           3,167
             2,030  La Grange Water & Sewer Rev.,
                    3.00%, 1/1/06 (AMBAC)                                  2,040
                                                                 ---------------
                                                                          20,739
                                                                 ---------------
HAWAII - 1.8%
            10,000  Hawaii GO, Series 1997 CN, 6.25%,
                    3/1/06 (FGIC)(4)                                      10,374
               500  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    584
                                                                 ---------------
                                                                          10,958
                                                                 ---------------
IDAHO - 0.3%
             1,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,
                    7/30/10 (AMBAC)                                        1,091
               755  University of Idaho Rev., Series
                    2005 A, 3.00%, 4/1/09 (AMBAC)                            756
               250  University of Idaho Rev., Series
                    2005 A, 5.00%, 4/1/21 (AMBAC)                            268
                                                                 ---------------
                                                                           2,115
                                                                 ---------------

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
ILLINOIS - 8.6%
             2,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)                                  2,203
             4,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A, (Senior
                    Lien), 5.00%, 1/1/12 (MBIA-IBC)                        4,360
             6,055  Chicago O'Hare International
                    Airport Rev., Series 1996 A,
                    (Passenger Facilities Charge),
                    5.375%, 1/1/07 (AMBAC)                                 6,304
             1,000  Chicago O'Hare International
                    Airport Rev., Series 2004 A, 5.00%,
                    1/1/26 (MBIA)                                          1,045
            12,500  Chicago O'Hare International
                    Airport Rev., Series 2004 A, (General
                    3rd Lien), 5.00%, 1/1/08 (MBIA)(4)                    13,211
             1,000  Chicago Wastewater Transmission
                    Rev., Series 2004 B, (Second
                    Lien), 3.00%, 1/1/08 (MBIA)                            1,005
             1,695  Cook County Community High
                    School District No. 219-Niles
                    Township GO, 4.00%, 12/1/12 (FGIC)                     1,748
             2,170  Du Page Airport Auth. Rev., Series
                    2002 A, 3.00%, 2/1/06 (FGIC)                           2,181
             2,000  Illinois Dedicated Tax Rev., (Civic
                    Center), 6.25%, 12/15/20 (AMBAC)                       2,438
               595  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University), 5.00%,
                    5/15/08                                                  624
               655  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University), 5.125%,
                    5/15/10                                                  698
               400  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University), 5.75%,
                    5/15/16                                                  433
             1,155  Illinois Finance Auth. Rev., Series
                    2005 A, (Depaul University),
                    5.00%, 10/1/14(2)                                      1,240
             1,000  Illinois Finance Auth. Rev., Series
                    2005 A, (Depaul University),
                    5.00%, 10/1/15(2)                                      1,071
             1,140  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,335
             1,100  Illinois Health Facilities Auth. Rev.,
                    Series 2002 A, (Lake Forest
                    Hospital), 5.00%, 7/1/05                               1,109
             1,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (AMBAC)                                        1,305
               930  Kane County Geneva Community
                    Unit School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                    1,102
             1,105  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/17 (MBIA)                          1,275
             1,220  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/18 (MBIA)                          1,406
             1,000  University of Illinois COP, (Utility
                    Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,091
             2,000  Will County Community
                    Consolidated School District No.
                    30-C Troy Township GO, Series
                    2005 B, 5.25%, 2/1/21 (FSA)                            2,176
             3,350  Will County Community
                    Consolidated School District
                    No. 30-C Troy Township GO, Series
                    2005 B, 5.25%, 2/1/22 (FSA)                            3,637
                                                                 ---------------
                                                                          52,997
                                                                 ---------------
INDIANA - 1.3%
             1,900  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.), 5.375%,
                    12/2/12 (MBIA)                                         2,046
               780  Indiana Transportation Finance
                    Auth. GO, Series 1990 A, 7.25%,
                    6/1/15                                                   972
               220  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15(1)                                                263

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             1,500  Mount Vernon of Hancock County
                    Multi-School Building Corp. GO,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/15 (AMBAC)                                 1,702
             1,650  Valparaiso Middle Schools Building
                    Corp. Rev., (First Mortgage),
                    5.75%, 7/15/11, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,882
             1,000  Zionsville Community Schools
                    Building Corp. GO, (First Mortgage),
                    5.75%, 7/15/15 (FGIC/State Aid
                    Withholding)                                           1,128
                                                                 ---------------
                                                                           7,993
                                                                 ---------------
KANSAS - 0.4%
             1,280  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,374
             1,195  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,286
                                                                 ---------------
                                                                           2,660
                                                                 ---------------
LOUISIANA - 0.6%
             3,800  Louisiana Public Facilities Auth.
                    Rev., (University Hospital
                    Facilities), 3.00%, 10/15/05 (FGIC)                    3,816
                                                                 ---------------
MASSACHUSSETTS - 1.0%
             5,000  Massachusetts Bay Transportation
                    Auth. Rev., Series 1996 A,
                    (General Transportation System),
                    5.375%, 3/1/06, Prerefunded at
                    101% of Par(1)                                         5,196
             1,000  Massachusetts Health & Educational
                    Facilities Auth. Rev., Series
                    1992 F, 6.25%, 7/1/12 (AMBAC)                          1,119
                                                                 ---------------
                                                                           6,315
                                                                 ---------------
MICHIGAN - 3.4%
             1,210  Brownfield Redevelopment Auth.
                    GO, 5.00%, 11/1/34 (AMBAC)                             1,255
             3,500  Detroit GO, Series 2004 A-1, 5.25%,
                    4/1/23 (AMBAC)                                         3,810
             1,485  Grand Valley State University Rev.,
                    5.75%, 12/1/15 (FGIC)                                  1,674
             2,440  Michigan Building Auth. COP,
                    (State Police Communications
                    System), 2.50%, 10/1/05(1)                             2,443
             1,000  Michigan Hospital Finance Auth.
                    Rev., Series 1999 A, (Ascension
                    Health Credit), 5.25%, 11/15/05
                    (MBIA)                                                 1,021
             2,010  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,
                    12/1/11 (FGIC)                                         2,193
             2,215  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)                                         2,463
             2,335  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)                                         2,583
             3,625  Zeeland Public Schools GO,
                    5.00%, 5/1/24 (FGIC)(2)                                3,849
                                                                 ---------------
                                                                          21,291
                                                                 ---------------
MISSOURI - 1.9%
             1,200  Camdenton Reorganized School
                    District No. R-III GO, 5.25%,
                    3/1/22 (FSA)                                           1,322
               400  City of Riverside Tax Allocation
                    Rev., (L-385 Levee), 3.25%,
                    5/1/06                                                   401
               855  City of Riverside Tax Allocation
                    Rev., (L-385 Levee), 4.00%,
                    5/1/09                                                   867
               880  City of Riverside Tax Allocation
                    Rev., (L-385 Levee), 4.00%,
                    5/1/10                                                   888
               500  Des Peres GO, 5.25%, 2/1/19
                    (AMBAC)                                                  554

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             1,145  Jackson County Public Building
                    Corp. COP, Series 2000 A, 6.00%,
                    11/1/18                                                1,249
             2,775  Missouri Development Finance
                    Board COP, Series 2000 A,
                    (Midtown Redevelopment), 5.75%,
                    4/1/22 (MBIA)                                          3,079
             2,875  Missouri Health & Educational
                    Facilities Auth. Rev., Series 1998 A,
                    (Park Lane Medical Center), 5.60%,
                    1/1/15 (MBIA)                                          3,192
                                                                 ---------------
                                                                          11,552
                                                                 ---------------
NEBRASKA - 0.8%
             5,000  Nebraska Public Power District
                    Rev., Series 1998 A, 5.25%,
                    1/1/06 (MBIA)                                          5,119
                                                                 ---------------
NEVADA - 1.3%
             1,000  Clark County School District GO,
                    Series 1997 B, (Building &
                    Renovation), 5.25%, 6/15/17,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,068
             3,295  Las Vegas Redevelopment Agency
                    Tax Increment Rev., Series 2003 A,
                    (Fremont Street), 4.50%, 6/15/10                       3,399
             1,550  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/19 (AMBAC)                                  1,731
             1,865  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/20 (AMBAC)                                  2,074
                                                                 ---------------
                                                                           8,272
                                                                 ---------------
NEW HAMPSHIRE - 2.1%
               540  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    2.50%, 10/1/05                                           539
               675  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    3.00%, 10/1/06                                           672
               765  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    3.25%, 10/1/07                                           764
             1,660  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    5.00%, 10/1/11                                         1,748
               680  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    5.00%, 10/1/12                                           715
             1,030  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    5.00%, 10/1/13                                         1,073
             3,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series
                    2004 A, (Kendal at Hanover),
                    5.00%, 10/1/18                                         3,024
             4,470  New Hampshire Municipal Bond
                    Bank GO, Series 2004 B, 4.00%,
                    8/15/06 (FSA)                                          4,567
                                                                 ---------------
                                                                          13,102
                                                                 ---------------
NEW JERSEY - 1.7%
             4,235  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)                              4,617
             5,595  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)                              6,115
                                                                 ---------------
                                                                          10,732
                                                                 ---------------
NEW MEXICO - 1.3%
             1,000  Bloomfield School District No. 6
                    GO, Series 2005 A, 4.00%,
                    10/1/16 (FSA)(2)                                       1,003

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             5,090  Los Alamos County Utilities System
                    Rev., Series 2004 A, 4.00%,
                    7/1/07 (FSA)                                           5,234
             1,415  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/21 (AMBAC)                                        1,603
                                                                 ---------------
                                                                           7,840
                                                                 ---------------
NEW YORK - 5.8%
             2,975  City of New York GO, Series
                    2002 B, 5.25%, 8/1/09 (CIFG)                           3,246
             2,885  City of New York GO, Series
                    2002 C, 5.25%, 8/1/09 (CIFG)                           3,148
             5,000  City of New York GO, Series
                    2003 I, 5.75%, 3/1/20                                  5,566
             5,790  Long Island Power Auth. Rev.,
                    Series 2003 B, 5.00%,
                    12/1/06 (XLCA)                                         6,027
             5,500  New York City Transitional Finance
                    Auth. Rev., Series 2004 D1,
                    4.00%, 11/1/05                                         5,563
             1,000  New York Dormitory Auth. COP,
                    Series 1995 A, (State University
                    Educational Facilities), 6.50%,
                    5/15/06                                                1,045
             2,000  New York Dormitory Auth. COP,
                    Series 2002 A, (School Districts
                    Financing Program), 5.25%,
                    10/1/11 (MBIA)                                         2,224
             3,250  New York Dormitory Auth. COP,
                    Series 2002 A, (School Districts
                    Financing Program), 5.25%,
                    10/1/12 (MBIA)                                         3,627
             1,100  New York Dormitory Auth. COP,
                    Series 2002 A, (United Cerebral
                    Palsy Affiliate No. 1), 5.75%,
                    7/1/18 (AMBAC)                                         1,263
             1,440  New York Dormitory Auth. Rev.,
                    Series 1990 A, (UNIC Educational
                    Facilities), 7.50%, 5/15/13
                    (MBIA-IBC)                                             1,834
             1,160  New York Thruway Auth. Service
                    Contract COP, 5.50%, 4/1/06                            1,196
             1,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,111
                                                                 ---------------
                                                                          35,850
                                                                 ---------------
NORTH CAROLINA - 1.5%
             1,300  Charlotte Airport Rev., Series
                    2004 A, 5.25%, 7/1/24 (MBIA)                           1,405
             2,000  North Carolina Eastern Municipal
                    Power Agency System Rev., Series
                    1993 B, 6.00%, 1/1/06 (FSA)                            2,058
             2,500  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing - ARC
                    Projects), 5.50%, 10/1/24                              2,530
             1,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., 6.00%, 1/1/10 (MBIA)                             1,125
             2,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A, 5.50%, 1/1/13                     2,219
                                                                 ---------------
                                                                           9,337
                                                                 ---------------
NORTH DAKOTA - 0.3%
             1,500  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group), 7.125%, 8/15/24                     1,645
                                                                 ---------------
OHIO - 1.9%
               500  Erie County Hospital Facilities
                    Rev., Series 2002 A, (Firelands
                    Regional Medical Center),
                    4.50%, 8/15/07                                           515
             1,150  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/19 (FGIC)                                         1,316
             1,700  Milford Exempt Village School
                    District GO, (School Improvement),
                    6.00%, 12/1/18 (FSA)                                   1,959

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
               750  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve University),
                    6.50%, 10/1/20                                           933
             3,320  Ohio Water Development Auth.
                    Pollution Control Facilities Rev.,
                    6.00%, 12/1/05, Prerefunded at
                    101% of Par (MBIA)(1)                                  3,385
             1,505  Summit County GO, 5.75%,
                    12/1/19, Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,752
             1,550  Tri Valley Local School District GO,
                    5.75%, 12/1/21 (FGIC)                                  1,754
                                                                 ---------------
                                                                          11,614
                                                                 ---------------
OKLAHOMA - 0.8%
             1,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)                           1,070
             1,525  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)                           1,629
             1,730  Durant Community Facilities Auth.
                    GO, 5.75%, 11/1/24 (XLCA)                              1,975
                                                                 ---------------
                                                                           4,674
                                                                 ---------------
OREGON - 1.6%
             1,000  Clackamas County School District
                    No. 86 GO, (Canby), 5.00%,
                    6/15/24 (FSA)                                          1,065
             1,805  Lane County School District No.
                    19 Springfield GO, 6.375%,
                    10/15/05 (MBIA)                                        1,833
             6,750  Portland Rev., Series 2003 A,
                    (Second Lien), 4.00%, 6/1/08 (FSA)                     6,993
                                                                 ---------------
                                                                           9,891
                                                                 ---------------
PENNSYLVANIA - 1.0%
             1,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%,
                    2/15/17 (FGIC/State Aid Withholding)                   1,116
             2,975  Philadelphia School District GO,
                    Series 2002 A, 5.25%,
                    2/1/11 (FSA/State Aid Withholding)                     3,281
             1,500  Pittsburgh School District GO,
                    5.25%, 9/1/09 (FSA)                                    1,634
                                                                 ---------------
                                                                           6,031
                                                                 ---------------
PUERTO RICO - 0.4%
             2,500  Puerto Rico Highway &
                    Transportation Auth. Rev., 5.00%,
                    7/1/08 (CIFG)                                          2,675
                                                                 ---------------
RHODE ISLAND - 1.0%
             1,000  Cranston GO, 6.375%,
                    11/15/17 (FGIC)                                        1,150
             1,100  Rhode Island Clean Water Finance
                    Agency Rev., Series 1994 A,
                    (Safe Drinking Water-Providence),
                    6.70%, 1/1/15 (AMBAC)                                  1,126
             2,000  Rhode Island Depositors Economic
                    Protection Corp. Special
                    Obligation Rev., Series 1993 A,
                    6.25%, 8/1/16 (MBIA)(1)                                2,462
             1,300  Rhode Island Depositors Economic
                    Protection Corp. Special Obligation
                    Rev., Series 1993 B, 6.00%,
                    8/1/17 (MBIA)(1)                                       1,318
                                                                 ---------------
                                                                           6,056
                                                                 ---------------
SOUTH CAROLINA - 4.6%
             1,700  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (AMBAC)                                  2,044
             7,110  Greenville County School District
                    COP, (Building Equity Sooner
                    Tomorrow), 5.25%, 12/1/24                              7,591
             1,170  Greenwood County Hospital
                    Facilities Rev., Series 2004 A,
                    (Self Regional Healthcare), 4.00%,
                    10/1/10 (FSA)                                          1,214

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             1,000  Greenwood County Hospital Facilities
                    Rev., Series 2004 A, (Self
                    Regional Healthcare), 4.00%,
                    10/1/11 (FSA)                                          1,035
             2,300  Lancaster Educational Assistance
                    Program Inc. Rev., (School District
                    Lancaster County), 5.00%, 12/1/26                      2,328
               875  Piedmont Municipal Power Agency
                    Rev., 6.75%, 1/1/19 (FGIC)                             1,109
               625  Piedmont Municipal Power Agency
                    Rev., 6.75%, 1/1/19 (FGIC)(1)                            811
               375  Piedmont Municipal Power Agency
                    Rev., Series 1991 A, 6.50%,
                    1/1/16 (FGIC)                                            456
               140  Piedmont Municipal Power Agency
                    Rev., Series 1991 A, 6.50%,
                    1/1/16 (FGIC)(1)                                         173
               485  Piedmont Municipal Power Agency
                    Rev., Series 1991 A, 6.50%,
                    1/1/16 (FGIC)(1)                                         603
             3,115  Piedmont Municipal Power Agency
                    Rev., Series 2002 A, 4.00%,
                    1/1/07 (FGIC)                                          3,118
             3,035  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.00%,
                    8/1/08 (ACA)                                           3,191
             3,195  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.50%,
                    8/1/09 (ACA)                                           3,444
             1,095  Spartanburg County Health Services
                    District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                                   1,207
                                                                 ---------------
                                                                          28,324
                                                                 ---------------
TENNESSEE - 0.5%
             1,050  Clarksville Water Sewer & Gas
                    Rev., 4.25%, 2/1/07 (FSA)                              1,081
             1,685  Clarksville Water Sewer & Gas
                    Rev., 4.85%, 2/1/15 (FSA)                              1,781
                                                                 ---------------
                                                                           2,862
                                                                 ---------------
TEXAS - 9.6%
             2,035  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)                                   2,207
             1,815  Clint Independent School District
                    GO, 6.00%, 2/15/17 (PSF)                               2,061
             1,000  Corpus Christi Utility System Rev.,
                    5.50%, 7/15/07 (FSA)                                   1,063
             1,000  Dallas-Fort Worth Regional Airport
                    Rev., Series 1994 A, 5.90%,
                    11/1/08 (MBIA)                                         1,003
               770  Denison Hospital Auth. Rev.,
                    (Texoma Medical Center), 5.90%,
                    8/15/07 (ACA)                                            819
             1,000  Denton Utility System Rev., Series
                    1996 A, 5.95%, 12/1/14,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              1,059
             1,240  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%, 3/1/11 (FNMA)                      1,297
             3,000  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF)(3)                                       2,369
             1,295  Hidalgo County GO, 5.50%,
                    8/15/19 (FGIC)                                         1,444
             1,750  Hidalgo County GO, 5.50%,
                    8/15/21 (FGIC)                                         1,944
               574  Houston Participation Interest COP,
                    6.40%, 6/1/27                                            622
               500  Houston Water & Sewer System
                    Rev., Series 1992 C, (Junior Lien),
                    5.90%, 12/1/05 (MBIA)(1)                                 513
             1,500  Houston Water & Sewer System
                    Rev., Series 1997 C, (Junior Lien),
                    5.375%, 12/1/27, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,622
             1,630  Live Oak GO, 5.25%, 8/1/22 (MBIA)                      1,777
             1,000  Lubbock Health Facilities
                    Development Corp. Rev., (Lutheran
                    Retirement), 6.00%, 3/20/29
                    (GNMA)                                                 1,091
             2,055  Midland Independent School District
                    GO, 5.00%, 2/15/22 (PSF)                               2,174

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             1,045  Midland Independent School
                    District GO, 5.00%, 2/15/28                            1,082
             1,740  Montgomery County GO, 5.50%,
                    3/1/24 (AMBAC)                                         1,927
               550  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF)                                            652
             1,500  Pearland Independent School
                    District GO, 6.00%, 2/15/15,
                    Prerefunded at 100% of Par (PSF)                       1,675
             2,000  San Antonio Electric and Gas Rev.,
                    7.10%, 2/1/09 (FGIC)(1)(3)                             1,769
             1,915  San Felipe-Del Rio Consolidated
                    Independent School District GO,
                    5.00%, 2/15/23(2)                                      2,016
             2,025  San Felipe-Del Rio Consolidated
                    Independent School District GO,
                    5.00%, 2/15/24(2)                                      2,124
             2,120  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF)                                          2,283
             1,000  Tarrant County Health Facility
                    Development Corp. Rev., (Ft. Worth
                    Osteopathic), 6.00%, 5/15/11
                    (MBIA)(5)(6)                                           1,019
             2,345  Texas Municipal Power Agency
                    COP, (Sub-Lien), 4.00%,
                    9/1/09 (FGIC)                                          2,397
             1,500  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                   1,626
            10,000  Texas Tax and Rev. Anticipation
                    Notes, 3.00%, 8/31/05                                 10,040
             1,000  Texas Technical University Rev.,
                    5.00%, 8/15/08 (MBIA)                                  1,070
             1,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health Credit),
                    5.875%, 11/15/09, Prerefunded at
                    101% of Par (AMBAC)(1)                                 1,132
             1,000  Tyler Health Facilities Development
                    Corp. Rev., (Mother Frances
                    Hospital), 4.50%, 7/1/06                               1,022
             2,000  Tyler Health Facilities Development
                    Corp. Rev., (Mother Frances
                    Hospital), 5.00%, 7/1/08                               2,108
             1,265  West Oso Independent School
                    District GO, 5.50%, 8/15/26 (PSF)                      1,381
                                                                 ---------------
                                                                          58,388
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%
             2,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                                  2,130
                                                                 ---------------
UTAH - 1.9%
             1,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain Health
                    Corporation), 8.125%, 5/15/15(1)                       1,254
             1,000  Utah County Municipal Building
                    Auth. Lease COP, 4.00%,
                    11/1/05 (AMBAC)                                        1,011
             1,495  Utah County Municipal Building
                    Auth. Lease COP, 5.00%,
                    11/1/09 (AMBAC)                                        1,613
             1,820  Utah County Municipal Building
                    Auth. Lease COP, 5.25%,
                    11/1/13 (AMBAC)                                        2,014
             1,915  Utah County Municipal Building
                    Auth. Lease COP, 5.25%,
                    11/1/14 (AMBAC)                                        2,120
             1,000  Utah County Municipal Building
                    Auth. Lease COP, 5.50%,
                    11/1/16 (AMBAC)                                        1,120
             1,130  West Valley City Municipal Building
                    Auth. COP, Series 2002 A,
                    5.00%, 8/1/10 (AMBAC)                                  1,228

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
             1,305  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/16 (MBIA)                                         1,457
                                                                 ---------------
                                                                          11,817
                                                                 ---------------
VIRGINIA - 1.9%
             7,320  Commonwealth of Virginia GO,
                    Series 2004 A, 5.00%, 6/1/06                           7,552
             1,500  Fairfax County COP, 5.30%, 4/15/23                     1,622
             1,000  Hampton Industrial Development
                    Auth. Rev., Series 1994 A,
                    (Sentara General Hospital), 6.50%,
                    11/1/06, Prerefunded at 100%
                    of Par(1)                                              1,065
             1,115  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18 (MBIA)                           1,276
                                                                 ---------------
                                                                          11,515
                                                                 ---------------
WASHINGTON - 7.6%
             1,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                                  1,123
             1,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                          1,134
               500  Energy Northwest Rev., 5.00%,
                    7/1/10 (MBIA)                                            542
             1,000  Energy Northwest Rev., 5.00%,
                    7/1/11 (MBIA)                                          1,089
             1,750  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                          1,820
             3,500  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)                                   3,966
             9,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (AMBAC)(4)                              10,341
             7,145  King County GO, 5.50%, 12/1/12                         8,078
             2,000  King County GO, Series 1997 D,
                    5.75%, 12/1/11                                         2,202
             1,555  King County Lake Washington
                    School District No. 414 GO, 5.75%,
                    12/1/15                                                1,785
             1,260  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/17 (FGIC)                                         1,418
             1,120  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/16
                    (AMBAC)                                                1,289
             1,000  Metropolitan Park District of
                    Tacoma GO, 6.00%,
                    12/1/18 (AMBAC)                                        1,150
               305  Tacoma Electrical Systems Rev.,
                    6.10%, 1/1/07 (FGIC)                                     309
             1,720  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/18 (FSA)                                           1,941
             1,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,210
             1,000  Washington Public Power Supply
                    System Rev., Series 1996 A,
                    (Nuclear Project No. 1), 5.75%,
                    7/1/12 (MBIA)                                          1,062
             4,570  Washington Public Power Supply
                    System Rev., Series 1998 A,
                    (Nuclear Project No. 2), 5.00%,
                    7/1/12 (FSA)                                           4,931
             1,500  Whitman County Pullman School
                    District No. 267 GO, 5.625%,
                    12/1/16 (FSA)                                          1,691
                                                                 ---------------
                                                                          47,081
                                                                 ---------------
WISCONSIN - 1.7%
             1,320  Sheboygan Area School District
                    GO, 5.00%, 3/1/25 (FSA)(2)                             1,390
             1,180  Winneconne Community School
                    District GO, 6.75%, 4/1/06,
                    Prerefunded at 100% of
                    Par (FGIC)(1)                                          1,235
             1,990  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,331
             2,590  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                         2,940
               500  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern), 5.50%,
                    6/1/24                                                   519
               750  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern), 5.75%,
                    6/1/34                                                   788
             1,225  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Wheaton
                    Franciscan Services), 4.00%,
                    8/15/06                                                1,246
                                                                 ---------------
                                                                          10,449
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               610,721
(Cost $588,851)                                                  ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.9%
ARIZONA - 0.2%
             1,000  Pima County Industrial Development
                    Auth. Rev., (Tucson Electric),
                    VRDN, 1.90%, 3/2/05 (LOC: Bank
                    of New York)                                           1,000
                                                                 ---------------
CALIFORNIA(7)
               200  California GO, Series 2004-3A,
                    (Daily Kindergarten University),
                    VRDN, 1.78%, 3/1/05 (LOC:
                    Citibank N.A.)                                           200
                                                                 ---------------
FLORIDA - 0.6%
             3,725  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 1.85%, 3/1/05 (RADIAN)
                    (SBBPA: LaSalle Bank N.A.)                             3,725
                                                                 ---------------
MICHIGAN - 0.6%
             1,500  Detroit Rev., Series 2003 B, VRDN,
                    1.80%, 3/1/05 (FSA)                                    1,500
             2,055  Michigan State University Rev.,
                    Series 2002 A, VRDN, 1.80%,
                    3/1/05                                                 2,055
                                                                 ---------------
                                                                           3,555
                                                                 ---------------
NORTH CAROLINA - 0.3%
             2,125  North Carolina Medical Care
                    Commission Rev., (Carol Woods),
                    VRDN, 1.90%, 3/1/05 (RADIAN)                           2,125
                                                                 ---------------
OHIO - 1.2%
             7,200  County of Trumbull Rev.,
                    (Shepherd Valley), VRDN, 1.80%,
                    3/1/05 (RADIAN)                                        7,200
                                                                 ---------------
PENNSYLVANIA(7)
               300  Delaware County Industrial
                    Development Auth. Rev., (Exelon),
                    VRDN, 1.80%, 3/1/05
                    (LOC: Wachovia Bank N.A.)                                300
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                     18,105
(Cost $18,105)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 101.9%                                     628,826
                                                                 ---------------
(Cost $606,956)

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (1.9)%                                   (11,465)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                               $617,361

SHORT FUTURES CONTRACTS*

                                  Expiration   Underlying Face     Unrealized
Contracts Sold                    Date         Amount at Value        Gain
---------------------------------------------------------------------------
400 U.S. Treasury 10-Year Notes   June 2005    $43,950                $176
                                               ===========================

*SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AMBAC = AMBAC Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF = Permanent School Fund
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) When-issued security.
(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.
(5) Non-income producing.
(6) Security is in default.
(7) Category is less than 0.05% of net assets.

TAX- FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments         $606,956
                                        ========
Gross tax appreciation of investments   $ 22,865
Gross tax depreciation of investments       (995)
                                        --------
Net tax appreciation of investments     $ 21,870
                                        ========

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ARIZONA MUNICIPAL BOND FUND
FEBRUARY 28, 2005
[american century investments logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 96.3%
ARIZONA - 90.9%
        $1,000,000  Arizona Health Facilities
                    Auth. Rev., (Blood Systems
                    Incorporated), 5.00%, 4/1/21                     $ 1,030,530
         1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/18                                      1,953,210
         1,000,000  Arizona State University Rev.,
                    4.80%, 7/1/05                                      1,008,880
         1,000,000  Arizona Student Loan Acquisition
                    Auth. Rev., Series 1999 A1,
                    (Guaranteed Student Loans),
                    5.65%, 5/1/14                                      1,082,080
         1,880,000  Arizona Tourism & Sports Auth.
                    Tax Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,982,780
           725,000  Arizona Transportation Board
                    Rev., (Grant Anticipation Notes),
                    5.25%, 1/1/06 (MBIA)                                 742,183
         1,910,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/11
                    (MBIA)                                             2,037,302
         1,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee), 4.90%, 4/1/19                                  997,940
           460,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.375%,
                    5/15/08, Prerefunded at 101% of
                    Par(1)                                               501,538
           540,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.375%,
                    5/15/28                                              558,716
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University), 5.75%,
                    5/15/21                                              544,825
         1,125,000  Greater Arizona Development
                    Auth. Rev., Series 2004 A,
                    4.25%, 8/1/10                                      1,173,285
         1,000,000  Greater Arizona Development
                    Auth. Rev., Series 2005 A, 5.00%,
                    8/1/22 (MBIA)                                      1,070,000
         1,185,000  Greater Arizona Development
                    Auth. Rev., Series 2005 A, 5.00%,
                    8/1/23 (MBIA)                                      1,263,814
           735,000  Maricopa County Elementary
                    School District No. 40 Glendale
                    GO, Series 2004 A, 2.00%,
                    7/1/05 (FSA)                                         734,596
         1,615,000  Maricopa County Elementary
                    School District No. 79 GO, Series
                    2000 A, (Litchfield Elementary
                    Projects of 1998), 4.55%,
                    7/1/07 (FSA)                                       1,685,479
         1,445,000  Maricopa County Unified High
                    School District No. 210 Phoenix
                    GO, 4.75%, 7/1/11 (FSA)                            1,564,386
         1,000,000  Maricopa County Unified School
                    District No. 1 Phoenix GO, 5.50%,
                    7/1/07 (MBIA)                                      1,074,730
         1,000,000  Maricopa County Unified School
                    District No. 11 Peoria GO, (School
                    Improvement), 4.25%, 7/1/18
                    (AMBAC)(2)                                         1,018,830
         1,040,000  Maricopa County Unified School
                    District No. 28 Kyrene GO, Series
                    2001 B, 4.30%, 7/1/07 (MBIA)(3)                      976,019
         1,000,000  Maricopa County Unified School
                    District No. 48 Scottsdale GO,
                    6.60%, 7/1/12                                      1,203,060
         1,955,000  Maricopa County Unified School
                    District No. 90 Saddle Mountain
                    GO, Series 2003 A, 5.00%, 7/1/10                   2,074,625
         1,265,000  Mohave County Community
                    College District COP, 5.75%,
                    3/1/14 (AMBAC)                                     1,413,309
         1,150,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20
                    (MBIA)                                             1,290,001
         1,050,000  Northern Arizona University Rev.,
                    4.00%, 6/1/06 (FGIC)                               1,069,499

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,000,000  Phoenix Civic Improvement Corp.
                    Rev., 5.00%, 7/1/05                                1,009,450
         1,000,000  Phoenix Civic Improvement Corp.
                    Wastewater System Rev., 6.25%,
                    7/1/10, Prerefunded at 101% of
                    Par (FGIC)(1)                                      1,163,210
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., 6.50%,
                    7/1/06                                             1,051,260
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., 5.50%,
                    7/1/19 (FGIC)                                      1,117,810
         1,070,000  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                      1,319,727
         1,000,000  Phoenix GO, Series 1995 B,
                    5.25%, 7/1/06                                      1,055,710
           515,000  Phoenix Industrial Development
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, 6.60%,
                    12/1/29 (GNMA/FNMA/FHLMC)                            515,572
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/18
                    (AMBAC)                                            1,943,483
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/19
                    (AMBAC)(4)                                         2,046,833
         1,550,000  Pima County Unified School
                    District No. 10 GO, Series 1995 B,
                    (Amphitheater), 5.05%, 7/1/05
                    (MBIA)                                             1,580,566
         1,000,000  Pima County Unified School
                    District No. 10 GO, Series 1995 B,
                    (Amphitheater), 7.00%, 7/1/05
                    (MBIA)                                             1,016,110
         1,000,000  Pima County Unified School
                    District No. 12 Sunnyside GO,
                    5.50%, 7/1/05 (MBIA)                               1,021,240
         1,125,000  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)                                      1,254,398
           820,000  Pinal County COP, 4.75%,
                    6/1/13 (AMBAC)                                       877,129
         1,000,000  Pinal County COP, 5.00%,
                    12/1/26                                            1,025,160
         1,100,000  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2005 A, (School
                    Improvement), 5.00%, 7/1/23
                    (MBIA)                                             1,174,569
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,816,064
         1,000,000  Sedona COP, 5.75%, 7/1/20                          1,121,000
         1,645,000  University of Arizona COP, Series
                    2002 A, 5.50%, 6/1/17 (AMBAC)                      1,835,968
                                                                 ---------------
                                                                      53,996,876
                                                                 ---------------
PUERTO RICO - 5.4%
         1,000,000  Puerto Rico Commonwealth GO,
                    (Public Improvement), 5.25%,
                    7/1/10                                             1,092,180
         2,075,000  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2003 AA, 5.00%, 7/1/06(4)                          2,139,618
                                                                 ---------------
                                                                       3,231,798
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            57,228,674
(Cost $54,656,040)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 4.6%
ARIZONA - 4.6%
           400,000  Coconino County Pollution Control
                    Corp. Rev., (Arizona Public
                    Service Co.), VRDN, 1.85%,
                    3/1/05 (LOC: KBC Bank N.V.)                          400,000
         1,115,000  Pima County Industrial
                    Development Auth. Rev.,
                    VRDN, 2.01%, 3/3/05 (SBBPA:
                    Societe Generale)                                  1,115,000

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,200,000  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 1.90%, 3/2/05
                    (LOC: Bank of New York)                            1,200,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,715,000
(Cost $2,715,000)                                                ---------------
TOTAL INVESTMENT SECURITIES - 100.9%                                  59,943,674
(Cost $57,371,040)                                               ---------------
OTHER ASSETS AND LIABILITIES - (0.9)%                                  (547,878)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $59,395,796
                                                                 ===============

SHORT FUTURES CONTRACTS*
                                    Expiration        Underlying Face     Unrealized
Contracts Sold                      Date              Amount at Value        Gain
-------------------------------------------------------------------------------------
20 U.S. Treasury 10-Year Notes      June 2005         $2,197,500            $8,861
                                                  ===================================

*SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) When-issued security.
(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Federal Tax Information
As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $ 57,371,040
                                        ===============
Gross tax appreciation of investments      $  2,740,601
Gross tax depreciation of investments          (167,967)
                                        ---------------
Net tax appreciation of investments        $  2,572,634
                                        ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FLORIDA MUNICIPAL BOND FUND
FEBRUARY 28, 2005
[american century investments logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.0%
FLORIDA - 96.1%
        $1,110,000  Broward County Airport Systems
                    Rev., (Passenger Facility),
                    (Conventional Lien H-1), 5.25%,
                    10/1/12 (AMBAC)                                $   1,186,535
           400,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.00%, 4/1/14                                        421,024
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/15                                        542,190
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/16                                        567,866
           500,000  Broward County School Board
                    COP, Series 2002 B, 5.375%,
                    7/1/13 (FSA)                                         559,970
         1,570,000  Callaway/Bay County Wastewater
                    System Rev., 5.00%, 9/1/20
                    (MBIA)                                             1,679,696
         1,230,000  Callaway/Bay County Wastewater
                    System Rev., 5.00%, 9/1/23
                    (MBIA)                                             1,304,009
         3,285,000  Collier County GO, Series 2005 A,
                    (Limited Conservation Program),
                    3.50%, 1/1/06 (AMBAC)(1)                           3,318,276
         1,475,000  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)                               1,662,989
           715,000  Crossings at Fleming Island
                    Community Development District
                    Special Assessment Rev., Series
                    2000 B, 5.25%, 5/1/05 (MBIA)                         718,854
           250,000  Dade County Aviation Rev., Series
                    1995 E, 5.50%, 10/1/10 (AMBAC)                       259,215
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)                                1,270,635
         1,010,000  Emerald Coast Utilities System
                    Auth. Rev., 5.00%, 1/1/25 (FGIC)                   1,062,631
           110,000  Escambia County Housing
                    Finance Auth. Single Family
                    Mortgage Rev., Series 1998 A,
                    (Multi-County Program), 4.80%,
                    4/1/06 (GNMA/FNMA)                                   112,415
           170,000  Escambia County Housing
                    Finance Auth. Single Family
                    Mortgage Rev., Series 1998 A,
                    (Multi-County Program), 4.85%,
                    4/1/07 (GNMA/FNMA)                                   175,902
         1,050,000  Florida Board of Education
                    Capital Outlay GO, Series 1995 C,
                    5.50%, 6/1/12 (MBIA)                               1,069,530
         1,270,000  Florida Department Environmental
                    Protection Rev., Series 2002 B,
                    5.00%, 7/1/05 (FGIC)                               1,282,230
         2,320,000  Florida Division of Bond Finance
                    GO, Series 1998 B,
                    (Environmental Protection -
                    Preservation), 5.25%, 7/1/10
                    (FSA)(1)                                           2,507,641
           450,000  Florida Housing Finance Agency
                    Rev., Series 1995 E, (Williamsburg
                    Village Apartments), 5.60%,
                    12/1/07 (AMBAC)                                      464,976
           350,000  Florida Housing Finance Corp.
                    Rev., Series 1999-2, (Homeowner
                    Mortgage), 4.60%, 1/1/21 (FSA)                       352,317
         1,000,000  Florida Municipal Loan Council
                    GO, Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,093,530
           350,000  Gainesville Utilities System Rev.,
                    Series 1996 A, 5.75%, 10/1/09                        390,590
           675,000  Greater Orlando Aviation Auth.
                    Rev., Series 1999 A, 5.25%,
                    10/1/09 (FGIC)                                       729,891
           445,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 3.50%, 3/1/05                               445,031
           610,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 4.00%, 3/1/06                               616,143
           635,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 4.50%, 3/1/07                               650,437

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           690,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 5.00%, 3/1/08                               720,595
         1,235,000  Indian River County Rev., (Spring
                    Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,354,400
         1,565,000  Indian Trace Development District
                    Rev., (Water Management Special
                    Benefit), 5.00%, 5/1/24 (MBIA)                     1,668,666
           295,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 2.75%, 5/1/06
                    (MBIA)                                               295,782
           295,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.10%, 5/1/07
                    (MBIA)                                               297,502
           330,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.65%, 5/1/09
                    (MBIA)                                               338,075
           350,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.85%, 5/1/10
                    (MBIA)                                               361,011
           625,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 4.00%, 5/1/11
                    (MBIA)                                               647,294
           850,000  Lee County Industrial
                    Development Health Care
                    Facilities Auth. Rev., Series
                    1999 A, (Shell Point Village),
                    5.50%, 11/15/09                                      901,791
         1,325,000  Martin County Health Facilities
                    Auth. Rev., Series 2002 A,
                    (Martin Memorial Medical
                    Center), 4.25%, 11/15/07                           1,351,421
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,129,320
         1,910,000  Miami Beach Water & Sewer
                    Rev., 5.625%, 9/1/16 (AMBAC)                       2,148,463
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                727,318
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/16, Prerefunded at 100%
                    of Par (FSA)(2)                                    1,129,660
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/17, Prerefunded at 100%
                    of Par (FSA)(2)                                    1,129,660
         1,000,000  Ocala Rev., Series 2005 B, 5.25%,
                    10/1/22 (FGIC)                                     1,105,660
         1,000,000  Ocala Rev., Series 2005 B, 5.25%,
                    10/1/25 (FGIC)                                     1,093,020
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%,
                    8/1/19 (MBIA)                                      2,092,968
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., 6.50%,
                    7/1/11 (FGIC)                                        530,780
         1,000,000  Palm Beach County Airport
                    Systems Rev., 4.00%, 10/1/06
                    (MBIA)                                             1,022,220
         1,000,000  Palm Beach County Airport
                    Systems Rev., 5.75%, 10/1/14
                    (MBIA)                                             1,155,920
         1,000,000  Palm Beach County School Board
                    COP, Series 2002 A, 5.375%,
                    8/1/17 (FSA)                                       1,106,420
         2,000,000  Pasco County Solid Waste
                    Disposal & Resource Recovery
                    System Rev., 6.00%, 4/1/10
                    (AMBAC)                                            2,213,579
           445,000  Pensacola Airport Rev., Series
                    1997 B, 5.40%, 10/1/07 (MBIA)                        463,503
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.55%, 12/1/05                                303,477
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.70%, 12/1/07                                310,434
         1,000,000  Polk County Finance Auth.
                    Multifamily Housing Rev.,
                    Series 1997 A, (Winter Oaks
                    Apartments), 5.25%, 7/1/07
                    (FNMA)                                             1,018,570
         1,015,000  St. Lucie County Public
                    Improvement Rev., Series 2000 A,
                    (800 MHZ Radio System), 5.50%,
                    4/1/10 (MBIA)(2)                                   1,131,674
         1,000,000  Sumter County School Board COP,
                    5.50%, 1/1/21 (MBIA)                               1,113,390
         1,000,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (AMBAC)                             1,119,150
         1,000,000  Tampa Bay Water Utility System
                    Rev., Series 1998 B, 5.125%,
                    10/1/08 (FGIC)                                     1,089,560
           400,000  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (AMBAC)                         468,792
         1,000,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                               1,206,780

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           910,000  Village Center Community
                    Development District Recreational
                    Rev., Series 2001 A, 3.75%,
                    11/1/05 (MBIA)                                       919,227
                                                                 ---------------
                                                                      58,110,605
                                                                 ---------------
UTAH - 0.9%
           500,000  Nebo School District GO, Series
                    2005 A, 4.25%, 7/1/15(3)                             516,270
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            58,626,875
  (Cost $56,073,146)                                             ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.3%
MICHIGAN - 1.8%
         1,100,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 1.80%,
                    3/1/05                                             1,100,000
                                                                 ---------------
NEW YORK - 0.5%
           300,000  New York City Municipal Water
                    Finance Auth. Rev., Series 1994 G,
                    VRDN, 1.77%, 3/1/05 (FGIC)                           300,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,400,000
  (Cost $1,400,000)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
           100,000  Federated Florida Municipal
                    Cash Trust                                           100,000
                                                                 ---------------
  (Cost $100,000)
TOTAL INVESTMENT SECURITIES - 99.5%                                   60,126,875
                                                                 ---------------
  (Cost $57,573,146)
OTHER ASSETS AND LIABILITIES - 0.5%                                      328,746
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $60,455,621
                                                                 ===============

FUTURES CONTRACTS*
                                 Expiration       Underlying Face       Unrealized
Contracts Sold                   Date             Amount at Value          Gain
----------------------------------------------------------------------------------
35 U.S. Treasury 10-Year Notes   June 2005           $3,845,625           $15,507
                                                     =============================

*FUTURES CONTRACTS typically are based on an index and tend to track the performance of the index or specific securities while remaining very liquid
(easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
GO = General Obligation
MBIA = MBIA Insurance Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
(1) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) When-issued security.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of February 28, 2005, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments               $57,573,146
                                              ===========
Gross tax appreciation of investments         $ 2,569,735
Gross tax depreciation of investments             (16,006)
                                              -----------
Net tax appreciation of investments           $ 2,553,729
                                              ===========
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 95.1%
ALASKA - 0.4%
          $500,000  Anchorage Schools GO, Series
                    2000 A, 5.75%, 12/1/16 (MBIA)                   $    568,005
                                                                 ---------------
ARIZONA - 6.1%
         1,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.90%, 4/1/19                       997,940
         1,125,000  Maricopa County Industrial
                    Development Auth. Education Rev.,
                    (Horizon Community Learning
                    Center), 7.95%, 6/15/23                            1,182,409
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO, 6.40%,
                    7/15/29                                            3,064,627
         1,000,000  Quailwood Meadows Community
                    Facilities District GO, 6.125%,
                    7/15/29                                            1,008,430
         1,093,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                     1,141,682
         1,025,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                      1,028,085
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          396,217
                                                                 ---------------
                                                                       8,819,390
                                                                 ---------------
CALIFORNIA - 16.0%
         2,000,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2003 A,
                    6.875%, 9/1/27                                     2,148,980
         1,035,000  Beaumont Financing Auth. Special
                    Tax Rev., Series 2005 C, 5.50%,
                    9/1/35                                             1,020,686
           750,000  California Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/31                                              806,138
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     2,117,480
         4,000,000  City of Vallejo COP, (Marine World
                    Foundation), 7.00%, 2/1/17                         4,186,520
           930,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/23                                993,500
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2004 A,
                    (Morgan Hill - Hacienda Various
                    Projects), 5.90%, 11/15/34                         2,266,938
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,086,760
         1,755,000  Palmdale Special Assessment,
                    Series 2005 A, (Community
                    Facilities 03-1-Anaverde), 5.40%,
                    9/1/35                                             1,743,294
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      3,137,520
         1,000,000  Soledad Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 02-01), 6.75%,
                    9/2/33                                             1,057,600
         1,605,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39 (Acquired
                    12/12/02, Cost $1,737,236)(1)                      1,734,812
                                                                 ---------------
                                                                      23,300,228
                                                                 ---------------
COLORADO - 8.3%
         3,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2004 A,
                    6.25%, 12/1/33                                     3,249,150
           640,000  Douglas County School District
                    No. Re-1 GO, Series 2002 B,
                    (Douglas & Elbert Counties),
                    5.75%, 12/15/19 (FSA/State Aid
                    Withholding)                                         740,275

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24(2)                    3,120,420
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,566,150
         2,000,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            1,982,780
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,
                    12/1/19                                            1,486,905
                                                                 ---------------
                                                                      12,145,680
                                                                 ---------------
CONNECTICUT - 0.7%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL-LLC), 8.00%, 4/1/30                            1,050,080
                                                                 ---------------
DISTRICT OF COLUMBIA - 1.3%
         1,000,000  District of Columbia COP, (Public
                    Safety & Emergency), 5.50%,
                    1/1/19 (AMBAC)                                     1,105,630
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev., Series
                    2001 A, 5.50%, 10/1/18 (MBIA)                        819,548
                                                                 ---------------
                                                                       1,925,178
                                                                 ---------------
FLORIDA - 18.3%
         2,800,000  Anthem Park Community
                    Development District Rev.,
                    5.80%, 5/1/36                                      2,808,344
            55,000  Arbor Greene Community
                    Development District Special
                    Assessment, 5.75%, 5/1/06                             55,545
            10,000  Arbor Greene Community
                    Development District Special
                    Assessment, 6.50%, 5/1/07                             10,156
         4,000,000  Concorde Estates Community
                    Development District Rev., Series
                    2004 B, 5.00%, 5/1/11                              4,007,079
         2,710,000  Covington Park Community
                    Development District Rev.,
                    Series 2004 B, (Capital
                    Improvement), 5.30%, 11/1/09                       2,759,024
         1,000,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                      1,069,320
         1,615,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2003 C,
                    5.125%, 5/1/08                                     1,633,072
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series
                    2000 B, 7.375%, 5/1/31                               557,206
         1,070,000  Gateway Services Community
                    Development District Special
                    Assessment, Series 2003 B,
                    (Sun City Center - Fort Meyers),
                    5.50%, 5/1/10                                      1,084,606
           855,000  Heritage Harbor South Community
                    Development District Rev.,
                    Series 2002 B, 5.40%, 11/1/08                        863,661
         1,000,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                      1,005,730
         1,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,
                    6.25%, 5/1/37                                      1,553,940
         1,000,000  Orange County School Board
                    COP, Series 2002 A, 5.50%,
                    8/1/19 (MBIA)                                      1,116,250
           400,000  Reunion East Community
                    Development District Special
                    Assessment Rev., Series 2002 B,
                    5.90%, 11/1/07                                       407,464
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,265,119
         2,815,000  Sterling Hill Community
                    Development District Special
                    Assessment Rev., Series 2003 B,
                    5.50%, 11/1/10                                     2,864,797
           380,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,
                    7.00%, 5/1/32                                        405,988

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           975,000  Waterchase Community
                    Development District Rev.,
                    Series 2001 A, 6.70%, 5/1/32                       1,030,195
         2,000,000  Westchester Community
                    Development District No. 1
                    Special Assessment, (Community
                    Infrastructure), 6.125%, 5/1/35                    2,069,280
                                                                 ---------------
                                                                      26,566,776
                                                                 ---------------
GEORGIA - 2.8%
           650,000  Atlanta Water & Wastewater Rev.,
                    Series 1999 A, 5.50%,
                    11/1/18 (FGIC)                                       755,248
         3,300,000  Gwinnett County Water & Sewer
                    Auth. Rev., 4.00%, 8/1/14(3)                       3,394,512
                                                                 ---------------
                                                                       4,149,760
                                                                 ---------------
GUAM - 0.8%
           390,000  Guam International Airport Auth.
                    Rev., Series 2003 A, 4.00%,
                    10/1/10 (MBIA)                                       405,545
           690,000  Guam International Airport Auth.
                    Rev., Series 2003 A, 4.00%,
                    10/1/11 (MBIA)                                       714,661
                                                                 ---------------
                                                                       1,120,206
                                                                 ---------------
ILLINOIS - 2.1%
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22(2)                                   3,110,250
                                                                 ---------------
MARYLAND - 3.8%
         1,250,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/29, Prerefunded at
                    102% of Par(4)                                     1,484,550
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/28,
                    Prerefunded at 102% of Par(4)                      1,221,100
         1,560,000  City of Annapolis Rev., Series
                    2005 A, (Park Place), 5.35%,
                    7/1/34                                             1,554,384
         1,238,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/32                        1,281,565
                                                                 ---------------
                                                                       5,541,599
                                                                 ---------------
MISSOURI - 1.0%
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  920,372
           520,000  Missouri Housing Development
                    Commission Mortgage Rev., Series
                    1998 B2, (Single Family), 6.40%,
                    9/1/29                                               531,570
                                                                 ---------------
                                                                       1,451,942
                                                                 ---------------
NEVADA - 11.6%
           945,000  Clark County Improvement District
                    No. 121 Special Assessment,
                    (Southern Highlands Area),
                    7.50%, 12/1/19                                     1,029,984
         3,000,000  Clark County Improvement District
                    No. 142 Special Assessment,
                    5.50%, 8/1/12                                      3,095,849
           715,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        735,220
           750,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       772,883

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           720,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        743,018
         1,575,000  Henderson Local Improvement
                    Districts No. T-14 Special
                    Assessment, 5.25%, 3/1/13                          1,625,810
         1,560,000  Henderson Local Improvement
                    Districts No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,617,923
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series 2002
                    B, 7.10%, 10/1/22                                  1,206,682
           350,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series 2002
                    B, 7.20%, 10/1/25                                    381,787
         1,275,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    5.50%, 6/1/13                                      1,315,341
           495,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.40%, 6/1/06                            506,603
           495,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.70%, 6/1/08                            512,399
         1,165,000  North Las Vegas Improvement
                    District No. 60-Aliante Special
                    Assessment, 5.25%, 12/1/10                         1,201,278
           500,000  North Las Vegas Improvement
                    District No. 60-Aliante Special
                    Assessment, 5.60%, 12/1/12                           515,535
           755,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.20%, 12/1/10                                       777,960
           795,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       819,160
                                                                 ---------------
                                                                      16,857,432
                                                                 ---------------
NEW JERSEY - 0.8%
         1,000,000  New Jersey Economic
                    Development Auth. COP, Series
                    1999 A, (Transportation Sublease),
                    6.00%, 5/1/09 (FSA)                                1,121,230
                                                                 ---------------
NEW MEXICO - 1.7%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev., 6.30%,
                    9/1/34                                             1,490,626
         1,000,000  Ventana West Public Improvement
                    District Special Levy Rev.,
                    6.875%, 8/1/33                                     1,017,600
                                                                 ---------------
                                                                       2,508,226
                                                                 ---------------
NEW YORK - 0.7%
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev., (Air
                    Cargo), 7.25%, 1/1/32                              1,029,010
                                                                 ---------------
NORTH CAROLINA - 1.2%
         1,565,000  North Carolina GO, Series 2002 A,
                    (Public Improvement), 5.50%,
                    3/1/08                                             1,690,560
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 1.4%
         2,000,000  Northern Mariana Islands
                    Commonwealth GO, Series 2003 A,
                    6.75%, 10/1/33                                     2,061,940
                                                                 ---------------
OHIO - 3.8%
         1,160,000  Hebron Waterworks Rev.,
                    5.875%, 12/1/25                                    1,191,622
           745,000  Hebron Waterworks Rev.,
                    6.125%, 12/1/29                                      778,078

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
         1,800,000  Pinnacle Community Infrastructure
                    Financing Facilities Auth. Rev.,
                    Series 2004 A, 6.25%, 12/1/36                      1,855,818
           500,000  Plain Local School District GO,
                    5.50%, 12/1/19 (FGIC)                                558,315
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure), 6.40%,
                    2/15/34                                            1,164,405
                                                                 ---------------
                                                                       5,548,238
                                                                 ---------------
OKLAHOMA - 0.5%
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        741,338
                                                                 ---------------
PENNSYLVANIA - 4.1%
         2,750,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14                              2,877,738
         1,000,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.60%, 7/1/23                              1,052,630
         1,325,000  Chartiers Valley School District GO,
                    Series 2004 A, 5.00%, 10/15/20
                    (FSA/State Aid Withholding)                        1,420,665
           685,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office), 5.375%,
                    6/1/08                                               674,574
                                                                 ---------------
                                                                       6,025,607
                                                                 ---------------
RHODE ISLAND - 0.4%
           500,000  Cranston GO, 6.375%, 11/15/17
                    (FGIC)                                               575,075
                                                                 ---------------
SOUTH CAROLINA - 1.0%
         1,425,000  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 4.25%, 8/1/05                   1,432,581
                                                                 ---------------
TEXAS - 2.9%
           710,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        706,876
           400,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence), 6.125%,
                    7/1/22                                               428,212
         1,000,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence), 6.30%,
                    7/1/32                                             1,062,750
         2,000,000  Pearland Development Auth. Rev.,
                    5.50%, 9/1/28                                      2,041,840
                                                                 ---------------
                                                                       4,239,678
                                                                 ---------------
UTAH - 1.1%
           235,000  Bountiful Hospital Rev., (South
                    Davis Community Hospital),
                    5.125%, 12/15/05 (Acquired
                    9/24/98, Cost $233,245)(1)                           236,929
         1,235,000  West Valley City Rev., Series 2001
                    A, 5.50%, 7/15/15 (MBIA)                           1,379,965
                                                                 ---------------
                                                                       1,616,894
                                                                 ---------------
WASHINGTON - 0.9%
           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                        975,661
           250,000  Port of Seattle Rev., Series
                    2000 B, 6.00%, 2/1/15 (MBIA)                         287,330
                                                                 ---------------
                                                                       1,262,991
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
WISCONSIN - 1.4%
         2,000,000  Wisconsin State Health &
                    Educational Facilities Auth. Rev.,
                    Series 2004 A, (Southwest Health
                    Center), 6.25%, 4/1/34                             1,980,800
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           138,440,694
(Cost $133,734,792)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 5.3%
MICHIGAN - 0.2%
           300,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 1.80%,
                    3/1/05                                               300,000
                                                                 ---------------
MONTANA - 0.9%
         1,275,000  City of Forsyth Rev., (Pacificorp),
                    VRDN, 1.80%, 3/1/05 (LOC: BNP
                    Paribas)                                           1,275,000
                                                                 ---------------
NEW YORK - 1.9%
         2,825,000  New York City Municipal Water
                    Finance Auth. Rev., Series 1994 G,
                    VRDN, 1.77%, 3/1/05 (FGIC)                         2,825,000
                                                                 ---------------
OHIO - 1.0%
         1,450,000  County of Trumbull Rev.,
                    (Shepherd Valley), VRDN, 1.80%,
                    3/1/05 (RADIAN)                                    1,450,000
                                                                 ---------------
PENNSYLVANIA - 1.3%
         1,900,000  Delaware County Industrial
                    Development Auth. Rev., (Exelon),
                    VRDN, 1.80%, 3/1/05 (LOC:
                    Wachovia Bank N.A.)                                1,900,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  7,750,000
(Cost $7,750,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
            92,000  Federated Tax-Free Obligation                         92,000
                                                                 ---------------
(Cost $92,000)
TOTAL INVESTMENT SECURITIES - 100.5%                                 146,282,694
                                                                 ---------------
  (Cost $141,576,792)
OTHER ASSETS AND LIABILITIES - (0.5)%                                  (668,858)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $145,613,836
                                                                 ===============

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS*

                                 Expiration   Underlying Face    Unrealized
Contracts Sold                   Date         Amount at Value       Gain
65 U.S. Treasury 2-Year Notes    June 2005      $13,480,391       $  4,123
20 U.S. Treasury 10-Year Notes   June 2005        2,197,500          8,861
                                              ----------------------------
                                                $15,677,891        $12,984
                                              ============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at February 28, 2005, was
    $1,971,741, which represented 1.4% of net assets.
(2) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.
(3) When-issued security.
(4) Escrowed to maturity in U.S. government securities or state and local government securities.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of February 28, 2005, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments            $141,576,792
                                           ============
Gross tax appreciation of investments      $  4,768,189
Gross tax depreciation of investments           (62,287)
                                           ------------
Net tax appreciation of investments        $  4,705,902
                                           ------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    April 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:   April 28, 2005

By:      /s/ Maryanne L. Roepke
         ---------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    April 28, 2005